Other Payables to Third Parties	12 Months Ended
Dec. 31, 2010
Other Payables toThird Parties [Abstract]
Other payables to third parties
15.	Other payables to third parties
Other payables consisted of the following:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Purchases of property and equipment	69,444	151,791
Professional service fees	1,392	71
Miscellaneous tax payables	3,907	13,190
Others	5,848	26,952

Total other payables	80,591	192,004